Financial Instruments by Category - Summary of Financial Instruments by Category (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Financial Assets
Cash and cash equivalents	$ 824,699	$ 24,444,083	$ 825,785	$ 24,476,270	$ 25,191,374	$ 30,154,713
Notes receivable	536	15,879		23,591
Accounts receivable	568,863	16,861,111		17,354,883
Other receivables	16,602	492,081		581,630
Time deposit pledged as collateral (shown as other current assets-other)		392,100		357,400
Refundable deposit (shown as other non-current assets-other)		666,936		501,924
Available-for-sale financial assets, current	0	0		178,176
Available-for-sale financial assets, non-current	139,515	4,135,207		3,615,658
Financial assets		47,007,397		47,089,532
Financial Liabilities
Short-term loans	115,466	3,422,400		2,741,250
Accounts payable	251,585	7,456,974		8,194,647
Other payables	340,172	10,082,704		11,896,517
Receipts under custody (shown as other current liabilities-other)		74,149		76,231
Deposit received (shown as other current liabilities-other and other non-current liabilities)		60,499		38,907
Convertible bonds (including the current portion)		12,015,229		12,712,651
Long-term loans (including the current portion)		15,840,000		18,340,747
Long-term payable (shown as other non-current liabilities)		5,052		63,215
Financial liability at fair value through profit or loss	$ 27,316	809,640		773,908
Financial liabilities		$ 49,766,647		$ 54,838,073